MAY and NOVEMBER 2012 PRIVATE PLACEMENT (Details) (USD $)	1 Months Ended					12 Months Ended
	Nov. 09, 2012	May 15, 2012	Nov. 09, 2012 Executive Officer [Member]	May 15, 2012 Executive Officer [Member]	Nov. 09, 2012 Director [Member]	Dec. 31, 2012 May and November 2012 [Member]	Dec. 31, 2011 May and November 2012 [Member]
Common Shares [Line Items]
Common stock issued in private placement, shares	3,238,000	1,710,833	1,080,000	44,000	120,000
Issuance of warrants to purchase common stock	1,619,000	1,710,833	540,000		60,000
Total consideration for common stock	$ 809,500	$ 1,026,500	$ 270,000	$ 26,400
Net proceeds from private placement	681,000	786,500				1,467,500
Conversion of accounts payable	98,500	150,000
Cancellation of directors fees	30,000
Minority interest in Goodrich Tobacco, percentage		4.00%
Minority interest in Goodrich Tobacco		90,000
Warrant exercise price	$ 1.0	$ 1.0
Warrants issued, value	353,747	1,841,000
Noncash consideration expense		$ 814,500
Warrant, term	5 years	5 years